Employee Benefit Plan (Additional Information) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Defined Contribution Plan, Employers Matching Contribution, Annual Vesting Percentage	100.00%	100.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	10.00%	10.00%
Defined Contribution Plan, Cost	$ 2,300,000	$ 1,900,000
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount	$ 23,500	$ 23,000